UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------

                         THE ADVISORS' INNER CIRCLE FUND




    THE RICE HALL JAMES FUNDS

    SEMI-ANNUAL REPORT                                        APRIL 30, 2006

--------------------------------------------------------------------------------

                        RICE HALL JAMES MID CAP PORTFOLIO
                     RICE HALL JAMES SMALL/MID CAP PORTFOLIO
                       RICE HALL JAMES MICRO CAP PORTFOLIO



                                 [LOGO OMITTED]




                               INVESTMENT ADVISER:
                        RICE HALL JAMES & ASSOCIATES, LLC

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS
                                                                  APRIL 30, 2006

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholder's Letter.................................................          1

Statements of Net Assets
    Mid Cap..........................................................          6
    Small/Mid Cap....................................................          9

Summary Schedule of Investments
    Micro Cap........................................................         13

Statements of Operations.............................................         17

Statements of Changes in Net Assets
    Mid Cap..........................................................         18
    Small/Mid Cap....................................................         19
    Micro Cap........................................................         20

Financial Highlights
    Mid Cap..........................................................         21
    Small/Mid Cap....................................................         22
    Micro Cap........................................................         23

Notes to Financial Statements........................................         24

Disclosure of Fund Expenses..........................................         30




The RHJ Funds file their complete schedules of fund holdings with the Security and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 866-474-5669; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHAREHOLDER'S LETTER
--------------------------------------------------------------------------------

RHJ FUNDS SEMI-ANNUAL REPORT
AS OF APRIL 30, 2006

Small cap stocks had a huge start to the calendar year as they continued to dramatically outperform their larger counterparts, widening the performance gap as a result.

In the first half of the past six months, this created a particularly challenging time for small cap active managers. This surprising small cap leadership can again be explained by the all too familiar low-quality/cyclical rally. Once again, the higher beta, non-earnings, under $5, lower ROE names outperformed. Does this sound familiar? We've been writing about this phenomenon for most of the last 14 quarters, and by now our readers may be just as tired of hearing about it as we are writing about it. For most of this period, our portfolios have been on the wrong side of this trend, focusing instead on less cyclical companies that generate sustainable earnings growth and sell at attractive valuations. This has continued to create a substantial performance headwind versus our benchmarks, while at the same time generating very attractive absolute returns.

We also have written about the natural tendency for the market to reward "beta" at the early stage of an economic recovery. As the economy (and market) starts to turn, smaller companies, as well as riskier companies, usually are able to post higher earnings growth. As a recovery matures, the differential in earnings growth between higher and lower risk equities narrows. This should encourage investors to appreciate stable, sustainable earnings at that time since they will be less likely to slow down as economic growth slows. So what's different this time? While earnings growth did, in fact, begin to slow in 2005 (15% vs. 30% year-over-year), 4Q05 earnings surprised on the upside causing expectations for 1Q06 earnings to rise as well. Rising interest rates and skyrocketing oil prices thus far appear to have had little impact on the economy's trajectory and corporate profit growth.

On an encouraging note, performance within the Mid Cap Portfolio has improved in the past 18 months, consistent with the fact that the investors' persistent fascination with risk has been most noticeable within small cap securities. In 2005, mid cap was actually the best place to be. The outperformance looked wholly out of place unless one considers that the investor may be starting to demand at least a small risk premium for holding stocks. This investor thought process may also be entering the small/mid cap market as evidenced by our improving relative performance in the Small/Mid Portfolio during the most recent 3-month period.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

For three years, though, accounting for risk has hardly been an issue for investors. Look at the extremely narrow spreads between corporate bonds and treasuries. Look at housing prices. We have been hearing increasingly adamant predictions for the past year-and-a half that large cap stocks should begin to outperform small caps. Our theory continues to be that large cap stocks will not outperform until investors start to price risk into financial assets. Perhaps, we are finally seeing a step in this direction as large cap names have regained some traction in the past couple of months and investors seem to be shifting away from commodity cyclicals and high beta stocks. In our opinion this would mark a long overdue shift back to a more rational investment environment.

RHJ continues to stress its belief that staying focused on fundamental valuations will pay off. A growth portfolio with a sustainable earnings profile and attractive valuation, we believe is a superior long-run investment.

RHJ MID CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                         CALENDAR
 AS OF APRIL 30, 2006                    3 MONTHS          YTD         6 MONTHS
--------------------------------------------------------------------------------
RHJ MID CAP PORTFOLIO                     3.10%           9.02%         16.17%
--------------------------------------------------------------------------------
Russell Midcap Index                      3.07%           8.37%         14.35%
--------------------------------------------------------------------------------
Russell Midcap Growth Index               1.96%           8.07%         15.18%
--------------------------------------------------------------------------------

For the six-month period ending April 30th, the RHJ Mid Cap Portfolio was 1.82% ahead of the Russell Midcap and 0.99% ahead of the Russell Midcap Growth Index.

The market saw very strong absolute performance across most broad sectors this period, but the index returns in the first half of the fiscal year were dominated by three sectors: Industrials, Materials and Technology. The Fund's largest sector exposure, at 22%, was in Industrials, and while our 21% return within the sector was 3% below the index, our overweight was an overall positive. With a 30% return, the best performing sector for the benchmark was Materials and once again, our overweight position (9% vs. 5% for the index) was a significant positive. Within Technology, stock selection in the Fund was exceptional by comparison, with a 31% return compared to 19% for the index. These three sectors combined accounted for the majority of the relative outperformance this period.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

Strong stock selection also was seen within Consumer Discretionary, which generated a 17% return compared to 11% for the Russell Midcap Index. Weak stock selection within Financials (3% vs. 14% for the index) was however a negative this period. This was offset by our lack of any exposure to Utilities as this was the benchmark's worst performing sector with just a 2% return.

RHJ SMALL/MID CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                         CALENDAR
 AS OF APRIL 30, 2006                    3 MONTHS          YTD         6 MONTHS
--------------------------------------------------------------------------------
RHJ SMALL/MID CAP PORTFOLIO               4.86%           10.38%        13.90%
--------------------------------------------------------------------------------
Russell 2500 Index                        4.16%           11.53%        17.19%
--------------------------------------------------------------------------------
Russell 2500 Growth Index                 4.27%           12.17%        19.11%
--------------------------------------------------------------------------------

The RHJ Small/Mid Cap Portfolio was up a strong 13.9% during the first half of the fiscal year, but still ended 3.29% behind the Russell 2500 Index and 5.21% behind the Russell 2500 Growth Index. During the first 3 months of this period, the Fund lagged during a small cap rally which was led once again by speculative names and commodity cyclicals. In the most recent 3 months, the Fund's performance has improved and is slightly outperforming both indices.

In the past six months, performance within the Russell 2500 Index was led by the same three sectors that dominated the Russell Midcap: Industrials, Materials & Technology. The consumer related industries however, lagged the overall market. Weak stock selection within the Fund's Consumer Discretionary sector (1% return vs. 12% for the index) combined with a slight overweight position accounted for the majority of the relative underperformance for the period.

Within the slightly overweight Technology sector (18% for the Fund vs. 17% for the benchmark), our more conservative and less cyclical Technology names were up 20% but did not keep pace with the lower-quality issues that led the strong Tech/Telecom rally. This was more than offset, however, by superior stock selection within the overweight Energy sector, resulting in a 26% return, 6% ahead of the Index sector return; and by strong returns in the Fund's Health Care sector (15% vs. 10% for the index).

Materials, the best performing sector in the benchmark, generated an impressive 31% return. Our stock selection combined with a significant underweight was a slight negative. Like the Mid Cap Portfolio, our lack of exposure to Utilities continues to be a positive as this bottom-performing sector posted a "meager" 4% return. In addition, our overweight exposure to Industrials (25% vs. 13% for the index) combined with a strong 30% return, was a significant contributor to relative performance.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------

RHJ MICRO CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                         CALENDAR
 AS OF APRIL 30, 2006                    3 MONTHS          YTD         6 MONTHS
--------------------------------------------------------------------------------
RHJ MICRO CAP PORTFOLIO                   3.56%           11.04%        14.16%
--------------------------------------------------------------------------------
Russell 2000 Index                        4.55%           13.92%        18.91%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                 4.00%           14.03%        20.31%
--------------------------------------------------------------------------------

The RHJ Micro Cap Portfolio ended the first half of fiscal 2006 up 14.16%, 4.75% behind the Russell 2000 Index and 6.15% behind the Russell 2000 Growth Index.

In contrast to the Small/Mid Cap Portfolio, stock selection in the Micro Cap Portfolio was particularly weak within Health Care with a -6% return versus 13% for the index. This sector alone accounted for half of the relative underperformance for the period.

Similar to the Small/Mid Cap Portfolio, the Micro Cap Portfolio lost some ground within the top performing sectors in the market. While our overweight in Technology (30% vs. 19% for the Russell 2000 Index) was a positive for the period, the Fund sector underperformed despite a 21% return. Materials, was by far the best performing sector in the Index with a significant 43% return. Our lagging 31% return combined with our underweight position (2% vs. 5% for the index) was a negative. Conversely, our overweight exposure to Industrials (21% vs. 15% for the Russell 2000) was an overall positive this period, but stock selection lagged with 16% return, well behind the index.

Stock selection within the slightly overweight Energy sector was remarkable, resulting in an impressive 42% return, double the return generated by the index sector. Finally, our significant underweight in Financials (7% vs. 21% for the index) was a positive as this sector's performance significantly lagged the overall market return.


INVESTMENT MANAGEMENT TEAM
The RHJ Funds


May 18, 2006


This represents the managers' assessment of the Portfolios and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


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DEFINITION OF COMPARATIVE INDICES
---------------------------------

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2500 INDEX IS an unmanaged index comprised of 2,500 stocks of U.S. companies with small market capitalization.

RUSSELL 2500 GROWTH INDEX measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP INDEX is an unmanaged index comprised of 800 stocks of U.S. companies with mid-market capitalization.

RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

23%  Industrials
20%  Consumer Discretionary
13%  Information Technology
13%  Health Care
 9%  Materials
 7%  Energy
 6%  Financials
 6%  Cash Equivalents
 3%  Consumer Staples

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 COMMON STOCK -- 94.4%
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -------------   --------------
CONSUMER DISCRETIONARY -- 20.4%
  Autoliv ADR ................................           4,659   $      257,643
  Harrah's Entertainment .....................           2,864          233,817
  International Speedway, Cl A ...............           2,475          121,745
  Polo Ralph Lauren ..........................           2,343          142,267
  Ross Stores ................................           5,431          166,406
  Univision Communications, Cl A* ............           5,485          195,760
  Valassis Communications* ...................           2,372           69,428
  Weight Watchers International* .............           3,434          169,468
                                                                 --------------
                                                                      1,356,534
                                                                 --------------
CONSUMER STAPLES -- 2.5%
  Hormel Foods ...............................           5,060          169,814
                                                                 --------------
ENERGY -- 7.0%
  National Oilwell Varco* ....................           2,034          140,285
  Noble ......................................           2,547          201,060
  Patterson-UTI Energy .......................           3,803          123,065
                                                                 --------------
                                                                        464,410
                                                                 --------------
FINANCIALS -- 6.4%
  Covanta Holding* ...........................           7,740          129,103
  Mercury General ............................           2,065          110,209
  New York Community Bancorp .................          10,767          185,300
                                                                 --------------
                                                                        424,612
                                                                 --------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -------------   --------------

HEALTH CARE -- 12.5%
  Advanced Medical Optis* ....................           3,649   $      170,043
  IMS Health .................................           6,417          174,414
  Medimmune* .................................           6,360          200,149
  Thermo Electron* ...........................           3,674          141,596
  Universal Health Services, Cl B ............           2,912          147,901
                                                                 --------------
                                                                        834,103
                                                                 --------------
INDUSTRIALS -- 23.1%
  American Power Conversion ..................           8,251          183,502
  Aramark, Cl B ..............................           4,423          124,331
  Dover ......................................           3,757          186,911
  Northrop Grumman ...........................           2,755          184,310
  Ryder System ...............................           4,730          246,669
  Southwest Airlines .........................          11,196          181,599
  Steelcase, Cl A ............................           8,067          151,014
  Waste Management ...........................           7,396          277,054
                                                                 --------------
                                                                      1,535,390
                                                                 --------------
INFORMATION TECHNOLOGY -- 13.0%
  Ceridian* ..................................           4,853          117,588
  Flextronics International* .................          22,035          250,318
  Kla-Tencor .................................           4,840          233,094
  Reynolds & Reynolds, Cl A ..................           4,565          135,763
  Sabre Holdings, Cl A .......................           5,698          131,567
                                                                 --------------
                                                                        868,330
                                                                 --------------
MATERIALS -- 9.5%
  Cabot ......................................           4,079          146,844
  International Flavors & Fragrances .........           5,586          197,353
  Nalco Holding* .............................           7,513          141,620
  Owens-Illinois* ............................           7,924          144,851
                                                                 --------------
                                                                        630,668
                                                                 --------------
  Total Common Stock
    (Cost $5,628,601) ........................                        6,283,861
                                                                 --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MID CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 5.6%
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -------------   --------------

CASH EQUIVALENTS (A) -- 5.6%
  HighMark Diversified Money Market Fund
     Fiduciary Shares, 4.49% .................         266,483   $      266,483
  HighMark U.S. Government Money Market Fund
     Fiduciary Shares, 4.32% .................         108,691          108,691
                                                                 --------------
  Total Short-Term Investments
     (Cost $375,174) .........................                          375,174
                                                                 --------------
  Total Investments -- 100.0%
     (Cost $6,003,775) .......................                        6,659,035
                                                                 --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
  Investment Advisory Fees Payable ...........                           (3,299)
  Distribution Fees Payable ..................                           (1,358)
  Administration Fees Payable ................                             (620)
  Chief Compliance Officer Fees Payable(1) ...                              (82)
  Trustees' Fees Payable .....................                              (79)
  Other Assets and Liabilities, Net ..........                            5,886
                                                                 --------------
  TOTAL OTHER ASSETS AND LIABILITIES .........                              448
                                                                 --------------
  NET ASSETS -- 100.0% .......................                   $    6,659,483
                                                                 ==============
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
  Paid in Capital ............................                   $    5,754,964
  Accumulated net investment loss ............                          (23,196)
  Accumulated net realized gain on investments                          272,455
  Net unrealized appreciation on investments .                          655,260
                                                                 --------------
  NET ASSETS .................................                   $    6,659,483
                                                                 ==============
INVESTOR CLASS SHARES:
  Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value)                          500,670
                                                                 ==============
  Net Asset Value, Offering and Redemption
     Price Per Share -- Investor Class .......                           $13.30
                                                                         ======
  *   Non-Income Producing Security
(A)   Rate shown is the 7-day effective yield as of April 30, 2006.
ADR   American Depositary Receipt
 Cl   Class
(1)   See Note 3 in Notes to Financial Statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

25%  Industrials
21%  Information Technology
12%  Consumer Discretionary
11%  Health Care
11%  Energy
 8%  Financials
 6%  Consumer Staples
 4%  Materials
 2%  Cash Equivalent
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 COMMON STOCK -- 97.8%
--------------------------------------------------------------------------------
                                                    SHARES           VALUE
                                                 -------------   --------------
CONSUMER DISCRETIONARY -- 11.8%
  Bally Technologies* ........................         111,400   $    1,994,060
  DeVry* .....................................          74,500        1,926,570
  Iconix Brand Group* ........................          92,200        1,585,840
  O'Reilly Automotive* .......................          76,000        2,574,880
  Oakley* ....................................         106,000        1,924,960
  Regis ......................................          29,700        1,041,579
  Speedway Motorsports* ......................          58,100        2,212,448
  Valassis Communications* ...................          86,300        2,526,001
                                                                 --------------
                                                                     15,786,338
                                                                 --------------
CONSUMER STAPLES -- 5.6%
  Delta & Pine Land ..........................          69,800        2,064,684
  NBTY* ......................................         129,700        2,937,705
  Smithfield Foods* ..........................          94,000        2,528,600
                                                                 --------------
                                                                      7,530,989
                                                                 --------------
ENERGY -- 10.6%
  Hanover Compressor* ........................         118,300        2,384,928
  Noble Energy ...............................          72,900        3,279,042
  Patterson-UTI Energy .......................          63,100        2,041,916
  Tidewater ..................................          46,700        2,719,808
  Universal Compression Holdings* ............          50,700        2,834,130
  World Fuel Services ........................          24,378          976,095
                                                                 --------------
                                                                     14,235,919
                                                                 --------------
FINANCIALS -- 8.0%
  Advance America Cash Advance Centers .......         160,400        2,372,316
  American Equity Investment Life Holding ....          75,675        1,026,153
  East West Bancorp ..........................          71,100        2,820,537

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -------------   --------------

FINANCIALS -- (CONTINUED)
  Mercury General ............................          47,700   $    2,545,749
  South Financial Group ......................          74,600        2,023,898
                                                                 --------------
                                                                     10,788,653
                                                                 --------------
HEALTH CARE -- 11.3%
  Analogic ...................................          25,500        1,608,795
  Cephalon* ..................................          33,600        2,206,176
  Cooper .....................................          33,100        1,814,542
  Per-Se Technologies* .......................          63,300        1,769,235
  PerkinElmer ................................         111,800        2,396,992
  SurModics* .................................          61,300        2,179,828
  Universal Health Services, Cl B ............          63,800        3,240,402
                                                                 --------------
                                                                     15,215,970
                                                                 --------------
INDUSTRIALS -- 25.3%
  Actuant, Cl A ..............................          50,700        3,242,265
  Acuity Brands ..............................          67,000        2,765,760
  Airtran Holdings* ..........................         180,600        2,524,788
  Allied Waste Industries* ...................          93,800        1,328,208
  CRA International* .........................          42,100        2,052,796
  Dollar Thrifty Automotive Group* ...........          74,700        3,636,396
  EnerSys* ...................................          96,800        1,357,136
  JetBlue Airways* ...........................         142,800        1,465,128
  Labor Ready* ...............................         100,500        2,656,215
  Orbital Sciences* ..........................         110,700        1,732,455
  Oshkosh Truck ..............................          34,300        2,099,160
  Power-One* .................................         159,239        1,122,635
  Republic Services, Cl A ....................          62,900        2,768,229
  Swift Transportation* ......................          90,100        2,698,495
  Toro .......................................          23,100        1,142,295
  Triumph Group* .............................          31,390        1,477,214
                                                                 --------------
                                                                     34,069,175
                                                                 --------------
INFORMATION TECHNOLOGY -- 21.5%
  Avocent* ...................................         115,900        3,122,346
  Cognex .....................................          76,500        2,038,725
  Coherent* ..................................          75,600        2,797,956
  Comtech Group* .............................         108,300        1,403,568

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -------------   --------------

INFORMATION TECHNOLOGY -- (CONTINUED)
  Essex* .....................................          68,700   $    1,465,371
  Gartner, Cl A* .............................         181,100        2,539,022
  Polycom* ...................................         151,400        3,330,800
  Reynolds & Reynolds, Cl A ..................          93,800        2,789,612
  RF Micro Devices* ..........................         270,600        2,516,580
  Transaction Systems Architects* ............          68,500        2,735,890
  Wright Express* ............................         135,000        4,156,650
                                                                 --------------
                                                                     28,896,520
                                                                 --------------
MATERIALS -- 3.7%
  International Flavors & Fragrances .........          75,500        2,667,415
  Valspar ....................................          82,200        2,326,260
                                                                 --------------
                                                                      4,993,675
                                                                 --------------
  Total Common Stock
     (Cost $108,542,154) .....................                      131,517,239
                                                                 --------------
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT -- 1.8%
--------------------------------------------------------------------------------
CASH EQUIVALENT (A) -- 1.8%
  HighMark Diversified Money Market Fund
     Fiduciary Shares, 4.49%
     (Cost $2,367,051) .......................       2,367,051        2,367,051
                                                                 --------------
  Total Investments -- 99.6%
     (Cost $110,909,205) .....................                      133,884,290
                                                                 --------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.4 %
--------------------------------------------------------------------------------
  Payable for Investment Securities Purchased                        (1,227,511)
  Payable for Capital Shares Redeemed ........                         (108,102)
  Investment Advisory Fees Payable ...........                          (88,132)
  Administration Fees Payable ................                          (12,566)
  Chief Compliance Officer Fees Payable(1) ...                           (4,226)
  Trustees' Fees Payable .....................                           (3,187)
  Other Assets and Liabilities, Net ..........                        2,034,059
                                                                 --------------
  TOTAL OTHER ASSETS AND LIABILITIES .........                          590,335
                                                                 --------------
  NET ASSETS -- 100.0% .......................                   $  134,474,625
                                                                 ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO
                                                     APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                 --------------

  Paid in Capital.............................                   $   94,737,339
  Accumulated net investment loss.............                         (173,609)
  Accumulated net realized gain on investments                       16,935,810
  Net unrealized appreciation on investments..                       22,975,085
                                                                 --------------
  NET ASSETS .................................                   $  134,474,625
                                                                 ==============
INSTITUTIONAL CLASS SHARES:
  Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value)                        8,664,701
                                                                 ==============
  Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class...                           $15.52
                                                                         ======
  *   Non-Income Producing Security
(A)   Rate shown is the 7-day effective yield as of April 30, 2006.
 Cl   Class
(1)   See Note 3 in Notes to Financial Statements.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SUMMARY SCHEDULE OF INVESTMENTS
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

30%  Information Technology
20%  Industrials
16%  Consumer Discretionary
11%  Cash Equivalents
10%  Health Care
 6%  Energy
 6%  Financials
 1%  Materials
+ Percentages are based on total investments.

--------------------------------------------------------------------------------
 COMMON STOCK -- 88.1%
--------------------------------------------------------------------------------

                                                    % OF
                                                 NET ASSETS    SHARES          VALUE
                                                 ----------   ---------   ---------------
CONSUMER DISCRETIONARY -- 15.6%
  AFC Enterprises ............................      1.0%        156,400   $     2,170,832
  America's Car-Mart* ........................      0.8          89,450         1,820,308
  California Pizza Kitchen* ..................      0.8          57,400         1,813,840
  Charles & Colvard ..........................      1.1         208,829         2,466,270
  Denny's* ...................................      1.0         450,300         2,219,979
  Gymboree* ..................................      1.2          88,800         2,671,104
  Helen of Troy* .............................      1.1         114,000         2,355,240
  Keystone Automotive Industries* ............      1.1          59,800         2,469,740
  Progressive Gaming International* ..........      1.9         372,100         4,052,169
  Restoration Hardware* ......................      1.1         364,100         2,494,085
  Source Interlink* ..........................      0.9         174,400         1,888,752
  Trump Entertainment Resorts* ...............      1.0         109,200         2,086,812
  Other Securities ...........................      2.5                         5,302,325
                                                                          ---------------
                                                                               33,811,456
                                                                          ---------------
ENERGY -- 6.0%
  Edge Petroleum* ............................      1.9         175,700         4,060,427
  Input/Output* ..............................      1.0         216,400         2,181,312
  Petroquest Energy* .........................      2.4         440,600         5,212,298
  Other Securities ...........................      0.7                         1,622,700
                                                                          ---------------
                                                                               13,076,737
                                                                          ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                    % OF
                                                 NET ASSETS    SHARES          VALUE
                                                 ----------   ---------   ---------------
FINANCIALS -- 5.5%
  ACE Cash Express* ..........................      1.0%         83,900   $     2,265,300
  Placer Sierra Bancshares ...................      0.9          69,600         1,847,880
  Other Securities ...........................      3.6                         7,827,389
                                                                          ---------------
                                                                               11,940,569
                                                                          ---------------
HEALTH CARE -- 10.2%
  Akorn* .....................................      1.2         506,769         2,660,537
  LHC Group* .................................      1.0         129,200         2,248,080
  Merge Technologies* ........................      1.1         195,100         2,466,064
  Pharmion* ..................................      1.3         148,600         2,876,896
  Providence Service* ........................      1.4          96,400         3,019,248
  Other Securities ...........................      4.0                         8,765,331
                                                                          ---------------
                                                                               22,036,156
                                                                          ---------------
INDUSTRIALS -- 20.0%
  American Ecology ...........................      0.9          76,300         2,041,025
  CRA International* .........................      1.0          42,800         2,086,928
  Flanders* ..................................      1.4         287,360         2,977,050
  Hudson Highland Group* .....................      1.3         138,500         2,790,775
  KVH Industries* ............................      1.0         199,200         2,151,360
  Mastec* ....................................      1.4         238,300         2,938,239
  Old Dominion Freight Line* .................      0.9          59,050         1,901,410
  Orbital Sciences* ..........................      1.9         265,700         4,158,205
  PeopleSupport* .............................      1.0         207,900         2,233,885
  Power-One* .................................      0.9         418,900         2,953,245
  Standard Parking* ..........................      1.4          75,300         2,034,606
  Trex* ......................................      0.9          69,000         2,061,720
  Other Securities ...........................      6.0                        13,037,982
                                                                          ---------------
                                                                               43,366,430
                                                                          ---------------
INFORMATION TECHNOLOGY -- 29.2%
  Advanced Digital Information* ..............      1.4         354,700         3,011,403
  Answerthink* ...............................      1.8         679,777         3,969,898
  Comtech Group* .............................      1.2         204,800         2,654,208
  CTS ........................................      1.1         167,800         2,367,658
  DTS* .......................................      1.0         113,300         2,125,508
  eCollege.com* ..............................      1.3         137,400         2,919,750
  Essex* .....................................      1.6         166,300         3,547,179

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                    % OF
                                                 NET ASSETS    SHARES          VALUE
                                                 ----------   ---------   ---------------
INFORMATION TECHNOLOGY -- CONTINUED
  HMS Holdings* ..............................      1.0%        255,800   $     2,192,206
  i2 Technologies* ...........................      1.0         124,000         2,171,240
  International DisplayWorks* ................      0.9         333,800         1,875,956
  Phoenix Technologies* ......................      1.5         577,100         3,364,493
  Quantum-DLT & Storage* .....................      1.9       1,222,300         4,180,266
  Seachange International* ...................      0.9         304,307         2,047,986
  SonicWALL* .................................      1.1         271,332         2,303,609
  Spectralink ................................      0.9         165,600         1,975,608
  Youbet.com* ................................      0.9         390,664         2,027,546
  Other Securities ...........................      9.5                        20,688,564
                                                                          ---------------
                                                                               63,423,078
                                                                          ---------------
MATERIALS -- 0.9%
  Other Securities ...........................      0.9                         1,990,387
                                                                          ---------------
MISCELLANEOUS -- 0.7%
  Other Securities ...........................      0.7                         1,632,925
                                                                          ---------------
  Total Common Stock
     (Cost $161,681,241)......................                                191,277,738
                                                                          ---------------
-----------------------------------------------------------------------------------------
 RIGHTS -- 0.0%
-----------------------------------------------------------------------------------------
  Other Securities (A)
     (Cost $0) ...............................      0.0          62,600            14,398
                                                                          ---------------
-----------------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 10.5%
-----------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 10.5%
  HighMark 100% U.S. Treasury
     Money Market Fund, 4.19% (B).............      1.0       2,165,964         2,165,964
  HighMark Diversified Money
     Market Fund Fiduciary Shares, 4.49% (B)..      4.0       8,663,858         8,663,858
  HighMark U.S. Government Money
     Market Fund Fiduciary Shares, 4.32% (B)..      4.0       8,663,858         8,663,858
  Union Bank of California
     Money Market Fund, 4.10% (C) ............      1.6       3,382,444         3,382,444
                                                                          ---------------
  Total Short-Term Investments
     (Cost $22,876,124).......................                                 22,876,124
                                                                          ---------------
  Total Investments -- 98.6%
     (Cost $184,557,365)......................                                214,168,260
                                                                          ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ MICRO CAP PORTFOLIO
                                                      APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 1.4%
--------------------------------------------------------------------------------

                                                                      VALUE
                                                                  -------------

  Payable for Investment Securities Purchased                     $  (2,389,658)
  Investment Advisory Fees Payable ...........                         (132,463)
  Payable for Capital Shares Redeemed ........                          (24,708)
  Administration Fees Payable ................                          (20,146)
  Chief Compliance Officer Fees Payable(1) ...                           (4,925)
  Trustees' Fees Payable .....................                           (3,955)
  Other Assets and Liabilities, Net ..........                        5,616,499
                                                                  -------------
  TOTAL OTHER ASSETS AND LIABILITIES .........                        3,040,644
                                                                  -------------
  NET ASSETS -- 100.0% .......................                    $ 217,208,904
                                                                  =============
--------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------
  Paid in Capital ............................                    $ 169,444,300
  Accumulated net investment loss ............                         (696,491)
  Accumulated net realized gain on investments                       18,850,200
  Net unrealized appreciation on investments                         29,610,895
                                                                  -------------
  NET ASSETS .................................                    $ 217,208,904
                                                                  =============

INSTITUTIONAL CLASS SHARES:
  Outstanding Shares of beneficial interest
     (unlimited authorization -- no par value)                       10,235,586
                                                                  =============
  Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class ..                           $21.22
                                                                         ======

  *   Non-Income Producing Security
(A) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such security as of April 30, 2006, was $14,398 and represented 0.01% of net assets.
(B)   Rate shown is the 7-day effective yield as of April 30, 2006.
(C)   Rate shown is the 7-day simple yield as of April 30, 2006.
(1)   See Note 3 in Notes to Financial Statements.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       RHJ FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                  MID CAP     SMALL/MID CAP    MICRO CAP
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 ----------   -------------   ------------
INVESTMENT INCOME
Dividends ....................................   $   37,568   $     572,446   $    482,420
Less: Foreign Taxes Withheld .................          (39)             --             --
                                                 ----------   -------------   ------------
   TOTAL INCOME ..............................       37,529         572,446        482,420
                                                 ----------   -------------   ------------
EXPENSES
Investment Advisory Fees .....................       22,549         589,124        757,176
Distribution Fees ............................        6,263              --             --
Administration Fees ..........................        2,857          83,947        115,094
Trustees' Fees ...............................           96           2,620          3,905
Chief Compliance Officer Fees(1) .............           70           2,146          2,963
Transfer Agent Fees ..........................        8,635          30,918         35,101
Registration and Filing Fees .................        7,280           9,569         10,748
Printing Fees ................................          689          12,075         16,521
Audit Fees ...................................          328          10,914         14,937
Custodian Fees ...............................          178           6,945          7,970
Legal Fees ...................................           --          14,276         19,339
Shareholder Servicing Fees ...................           --          13,839        194,698
Other Expenses ...............................          281           2,834          3,401
                                                 ----------   -------------   ------------
   EXPENSES BEFORE EXPENSE WAIVER
     AND FEES PAID INDIRECTLY ................       49,226         779,207      1,181,853
                                                 ----------   -------------   ------------
Less:
Waiver of Investment Advisory Fees ...........      (13,378)             --             --
Fees Paid Indirectly -- Note 4 ...............         (772)        (33,152)        (2,942)
                                                 ----------   -------------   ------------
   NET EXPENSES AFTER EXPENSE WAIVER
     AND FEES PAID INDIRECTLY ................       35,076         746,055      1,178,911
                                                 ----------   -------------   ------------
NET INVESTMENT INCOME (LOSS) .................        2,453        (173,609)      (696,491)
                                                 ----------   -------------   ------------
NET REALIZED GAIN ON INVESTMENTS .............      274,081      17,058,940     18,949,262
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS ............................      417,967       2,350,966      8,694,231
                                                 ----------   -------------   ------------
TOTAL NET GAIN ON INVESTMENTS ................      692,048      19,409,906     27,643,493
                                                 ----------   -------------   ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................   $  694,501   $  19,236,297   $ 26,947,002
                                                 ==========   =============   ============

   (1) See Note 3 in Notes to Financial Statements.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED          YEAR ENDED
                                                    APRIL 30, 2006    OCTOBER 31,
                                                     (UNAUDITED)          2005
                                                    --------------    ------------
OPERATIONS:
   Net Investment Income (Loss) .................   $        2,453    $    (10,976)
   Net Realized Gain on Investments .............          274,081         111,409
   Net Change in Unrealized Appreciation
     on Investments .............................          417,967         161,933
                                                    --------------    ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................          694,501         262,366
                                                    --------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........................               --         (12,889)
   Net Realized Gain ............................         (113,028)         (2,453)
                                                    --------------    ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ............         (113,028)        (15,342)
                                                    --------------    ------------

CAPITAL SHARE TRANSACTIONS:
   Issued .......................................        2,531,743       1,437,241
   In Lieu of Cash Distribution .................          112,970          15,342
   Redeemed .....................................           (5,163)        (84,942)
                                                    --------------    ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .................        2,639,550       1,367,641
                                                    --------------    ------------
   TOTAL INCREASE IN NET ASSETS .................        3,221,023       1,614,665
                                                    --------------    ------------
NET ASSETS:
   Beginning of Period ..........................        3,438,460       1,823,795
                                                    --------------    ------------
   End of Period ................................   $    6,659,483    $  3,438,460
                                                    ==============    ============
Distribution in Excess of Net Investment
   Income/Accumulated Net Investment Loss .......   $      (23,196)   $    (25,649)
                                                    ==============    ============

SHARES ISSUED AND REDEEMED:
   Issued .......................................          199,394         125,104
   In Lieu of Cash Distributions ................            9,283           1,372
   Redeemed .....................................             (401)         (7,246)
                                                    --------------    ------------
   NET INCREASE FROM SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................          208,276         119,230
                                                    ==============    ============

AMOUNT DESIGNATED AS "--" IS EITHER $0 OR HAS BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED          YEAR ENDED
                                                    APRIL 30, 2006    OCTOBER 31,
                                                     (UNAUDITED)          2005
                                                    --------------    ------------
OPERATIONS:
   Net Investment Loss ..........................   $     (173,609)   $   (381,445)
   Net Realized Gain on Investments .............       17,058,940      16,890,822
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ..............        2,350,966      (1,591,821)
                                                    --------------    ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................       19,236,297      14,917,556
                                                    --------------    ------------
DISTRIBUTIONS:
   Net Realized Gain ............................      (16,916,063)             --
                                                    --------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................        8,050,065      45,506,385
   In Lieu of Cash Distributions ................       13,778,003              --
   Redeemed .....................................      (50,438,697)    (65,563,228)
                                                    --------------    ------------
   NET DECREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .................      (28,610,629)    (20,056,843)
                                                    --------------    ------------
   TOTAL DECREASE IN NET ASSETS .................      (26,290,395)     (5,139,287)

NET ASSETS:
   Beginning of Period ..........................      160,765,020     165,904,307
                                                    --------------    ------------
   End of Period ................................   $  134,474,625    $160,765,020
                                                    ==============    ============
Accumulated Net Investment Loss .................   $     (173,609)   $         --
                                                    ==============    ============

SHARES ISSUED AND REDEEMED:
   Issued .......................................          548,729       3,048,000
   In Lieu of Cash Distributions ................          967,556              --
   Redeemed .....................................       (3,399,637)     (4,365,698)
                                                    --------------    ------------
   NET DECREASE IN SHARES OUTSTANDING
     FROM SHARE TRANSACTIONS ....................       (1,883,352)     (1,317,698)
                                                    ==============    ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED          YEAR ENDED
                                                    APRIL 30, 2006    OCTOBER 31,
                                                     (UNAUDITED)          2005
                                                    --------------    ------------
OPERATIONS:
   Net Investment Loss ..........................   $     (696,491)   $ (1,490,700)
   Net Realized Gain on Investments .............       18,949,262      30,781,508
   Net Change in Unrealized Appreciation
     on Investments .............................        8,694,231         333,230
                                                    --------------    ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ..................       26,947,002      29,624,038
                                                    --------------    ------------
DISTRIBUTIONS:
   Net Realized Gain ............................      (29,307,463)    (19,534,181)
                                                    --------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued .......................................       23,861,900      46,192,271
   In Lieu of Cash Distributions ................       28,538,058      19,290,797
   Redemption Fees ..............................           14,542           9,540
   Redeemed .....................................      (25,213,976)    (54,764,980)
                                                    --------------    ------------
   NET INCREASE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS .................       27,200,524      10,727,628
                                                    --------------    ------------
   TOTAL INCREASE IN NET ASSETS .................       24,840,063      20,817,485

NET ASSETS:
   Beginning of Period ..........................      192,368,841     171,551,356
                                                    --------------    ------------
   End of Period ................................   $  217,208,904    $192,368,841
                                                    ==============    ============
Accumulated Net Investment Loss .................   $     (696,491)   $         --
                                                    ==============    ============

SHARE ISSUED AND REDEEMED:
   Issued .......................................        1,154,897       2,216,003
   In Lieu of Cash Distributions ................        1,462,740         956,884
   Redeemed .....................................       (1,217,506)     (2,633,050)
                                                    --------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS .........................        1,400,131         539,837
                                                    ==============    ============

AMOUNT DESIGNATED AS "--" IS EITHER $0 OR HAS BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                            RHJ MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SELECTED PER SHARE DATA & RATIOS
                                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX MONTHS
                                                       ENDED
                                                     APRIL 30,         YEAR ENDED        PERIOD ENDED
                                                       2006            OCTOBER 31,       OCTOBER 31,
                                                    (UNAUDITED)           2005              2004*
                                                    -----------        -----------       ------------
Net Asset Value,
   Beginning of Period ..........................     $ 11.76            $ 10.53           $ 10.00
                                                      -------            -------           -------

Income (Loss) from
   Investment Operations:
   Net Investment Income (Loss) .................        0.01(1)           (0.05)(1)         (0.01)(1)
   Net Realized and Unrealized
     Gain .......................................        1.86(1)            1.37(1)           0.54(1)
                                                      -------            -------           -------
   Total from Investment
     Operations .................................        1.87               1.32              0.53
                                                      -------            -------           -------
Dividends and Distributions:
   Net Investment Income ........................          --              (0.07)               --
   Net Realized Gain ............................       (0.33)             (0.02)               --
                                                      -------            -------           -------
   Total Dividends and Distributions ............       (0.33)             (0.09)               --
                                                      -------            -------           -------
   Net Asset Value, End of Period ...............     $ 13.30            $ 11.76           $ 10.53
                                                      =======            =======           =======
   TOTAL RETURN+ ................................       16.17%             12.55%             5.30%
                                                      =======            =======           =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...........     $ 6,659            $ 3,438           $ 1,824
Ratio of Net Expenses to Average
   Net Assets ...................................        1.43%**(2)         1.41%(2)          1.40%**
Ratio of Expenses to Average
   Net Assets (Excluding Waivers/
   Reimbursement and Fees Paid Indirectly) ......        1.96%**            4.39%             8.48%**
Ratio of Net Investment Income (Loss) to
   Average Net Assets ...........................        0.10%**           (0.43)%           (0.51)%**
Portfolio Turnover Rate .........................          27%                50%                5%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  *   FUND COMMENCED OPERATIONS ON JULY 30, 2004.
 **   ANNUALIZED.
(1)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.40%.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      RHJ SMALL/MID CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS
                                 ENDED
                               APRIL 30,                            YEARS ENDED OCTOBER 31,
                                  2006        -------------------------------------------------------------------
                              (UNAUDITED)       2005            2004            2003         2002(1)       2001
                               ---------      ---------       ---------       ---------     --------     --------
Net Asset Value,
   Beginning of Period .....   $   15.24      $   13.98       $   13.36       $   10.47     $  12.36     $  17.93
                               ---------      ---------       ---------       ---------     --------     --------
Income (Loss) from
   Investment Operations:
   Net Investment Loss .....       (0.02)(3)      (0.03)(3)       (0.06)(3)       (0.04)       (0.04)       (0.02)
   Net Realized and
     Unrealized Gain (Loss)         1.99(3)        1.29(3)         0.68(3)         2.93        (1.66)        0.04++
                               ---------      ---------       ---------       ---------     --------     --------
   Total from Investment
     Operations ............        1.97           1.26            0.62            2.89        (1.70)        0.02
                               ---------      ---------       ---------       ---------     --------     --------
Dividends and Distributions:
   Net Investment Income ...          --             --              --              --           --        (0.00)#
   Net Realized Gain .......       (1.69)            --              --              --        (0.19)       (5.59)
                               ---------      ---------       ---------       ---------     --------     --------
   Total Dividends and
     Distributions .........       (1.69)            --              --              --        (0.19)       (5.59)
                               ---------      ---------       ---------       ---------     --------     --------
   Net Asset Value,
     End of Period .........   $   15.52      $   15.24       $   13.98       $   13.36     $  10.47     $  12.36
                               =========      =========       =========       =========     ========     ========
   TOTAL RETURN+ ...........       13.90%          9.01%           4.64%          27.60%      (14.07)%       1.06%(2)
                               =========      =========       =========       =========     ========     ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............   $ 134,475      $ 160,765       $ 165,904       $ 146,625     $ 81,354     $ 43,587
Ratio of Expenses to
   Average Net Assets ......        1.01%*         1.05%           1.00%           1.00%        1.22%        1.25%
Ratio of Expenses to
   Average Net Assets
   (Excluding Fees Paid
   Indirectly) .............        1.06%*         1.08%           1.04%           1.02%        1.22%        1.39%
Ratio of Net Investment Loss
   to Average Net Assets ...       (0.24)%*       (0.22)%         (0.42)%         (0.38)%      (0.48)%      (0.18)%
Portfolio Turnover Rate ....          40%            61%             64%             58%          64%          61%

 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++ THE AMOUNT SHOWN FOR THE YEAR ENDED OCTOBER 31, 2001, FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE SALES AND REPURCHASES OF THE FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
 #    VALUE IS LESS THAN $0.01 PER SHARE.
 *    ANNUALIZED.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES SMALL/MID CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL/MID CAP PORTFOLIO.
(2) TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE YEAR.
(3) PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          RHJ MICRO CAP PORTFOLIO


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SELECTED PER SHARE DATA & RATIOS
                                                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                              SIX MONTHS
                                 ENDED
                               APRIL 30,                            YEARS ENDED OCTOBER 31,
                                  2006        -------------------------------------------------------------------
                              (UNAUDITED)       2005            2004            2003         2002(1)       2001
                               ---------      ---------       ---------       ---------     --------     --------
Net Asset Value,
   Beginning of Period .....   $   21.77      $   20.68       $   18.92       $   12.37     $  15.57     $  17.30
                               ---------      ---------       ---------       ---------     --------     --------
Income (Loss) from
   Investment Operations:
   Net Investment Loss .....       (0.07)(2)      (0.16)(2)       (0.16)(2)       (0.12)       (0.13)       (0.05)
   Net Realized and
     Unrealized Gain (Loss)         2.86(2)        3.59(2)         2.47(2)         6.67        (2.22)        0.71
                               ---------      ---------       ---------       ---------     --------     --------
   Total from Investment
     Operations ............        2.79           3.43            2.31            6.55        (2.35)        0.66
                               ---------      ---------       ---------       ---------     --------     --------
   Redemption Fees .........          --*            --*             --*             --           --           --
                               ---------      ---------       ---------       ---------     --------     --------
Distributions:
   Net Realized Gain .......       (3.34)         (2.34)          (0.55)             --        (0.85)       (2.39)
                               ---------      ---------       ---------       ---------     --------     --------
   Net Asset Value,
     End of Period .........   $   21.22      $   21.77       $   20.68       $   18.92     $  12.37     $  15.57
                               =========      =========       =========       =========     ========     ========
   TOTAL RETURN+ ...........       14.16%         17.47%          12.45%          52.95%      (16.32)%       5.19%
                               =========      =========       =========       =========     ========     ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .............   $ 217,209       $192,369       $ 171,551       $ 128,958     $ 66,757     $ 74,498
Ratio of Expenses to
   Average Net Assets ......        1.17%**(3)     1.18%(3)        1.12%           1.13%        1.20%        1.21%
Ratio of Net Investment Loss
   to Average Net Assets ...       (0.69)%**      (0.79)%         (0.79)%         (0.89)%      (0.83)%      (0.34)%
Portfolio Turnover Rate ....          47%            99%            106%            121%         125%         148%

 *    VALUE IS LESS THAN $0.01 PER SHARE.
**    ANNUALIZED.
 + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM RICE HALL JAMES MICRO CAP PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S RICE HALL JAMES MICRO CAP PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM RICE HALL JAMES SMALL CAP PORTFOLIO.
(2)   PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE YEAR.
(3) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.17%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 36 funds. The financial statements herein are those of the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio, and Rice Hall James Micro Cap Portfolio (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

The Rice Hall James Micro Cap Portfolio was closed to new investors as of August 31, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
    Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

    EXPENSES -- Most expenses of the Funds can be directly attributed to a particular Fund. Certain expenses are apportioned among the Funds based on the number of Funds and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

    REDEMPTION FEES -- The Rice Hall James Micro Cap Portfolio imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed less than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in-capital. The Rice Hall James Micro Cap Portfolio imposed redemption fees of $14,542 for the six-months ended April 30, 2006.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
4.  ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
    TRANSFER AGENT AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Funds' average daily net assets. For the six months ended April 30, 2006, the Funds paid the administrator 0.11% of their average daily net assets.

The Funds earned cash management credits which are used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations. During the period, the Rice Hall James Mid Cap Portfolio, Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio earned credits of $772, $1,760 and $2,942, respectively.

The Rice Hall James Small/Mid Cap Portfolio directs certain fund trades to brokers who pay a portion of their expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statement of Operations. Under this arrangement, the Fund had expenses reduced by $31,392, which was used to pay administration expenses. The effect on the Funds' expense ratio, as a percentage of the average net assets for the six months ended April 30, 2006, was 0.04%.

The Trust has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Plan provides that Investor Class shares of the Rice Hall James Mid Cap Portfolio will pay the Distributor a fee not to exceed 0.25% of the Rice Hall James Mid Cap Portfolio's average daily net assets attributable to Investor Class shares from which the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plan is characterized as a reimbursement plan since the distribution fee will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution related activity. Investors should understand that some Agents may charge their clients fees in connection with purchases of shares or the provision of shareholder services with respect to shares.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Funds that are serviced by the financial representative. Such fees are paid by the Funds to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Funds' transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Rice Hall James & Associates, LLC (the "Adviser").

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Mid Cap Portfolio pays the adviser an annual fee of 0.90% on the first $250 million, 0.80% on the next $250 million and 0.70% for amounts over $500 million, based on the Fund's average daily net assets. The Rice Hall James Small/Mid Cap Portfolio and the Rice Hall James Micro Cap Portfolio have a fee calculated at an annual rate of 0.80% and 0.75% of each Fund's average daily net assets, respectively. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Rice Hall James Mid Cap Portfolio's, Rice Hall James Small/Mid Cap Portfolio's and the Rice Hall James Micro Cap Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.40%, 1.25% and 1.40% of average daily net assets, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales, other than long term U.S. Government securities and short-term securities for the six months ended April 30, 2006, are as followed:

                                     PURCHASES                  SALES
                                   ------------             -------------
Mid Cap Portfolio                  $  3,607,295             $   1,243,246
Small/Mid Cap Portfolio              57,661,439               102,338,623
Micro Cap Portfolio                  88,155,492               106,963,485

There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:

                               ORDINARY           LONG-TERM
RHJ FUNDS                       INCOME           CAPITAL GAIN        TOTAL
---------                    ------------       --------------    ------------

Mid Cap              2005    $     15,342       $           --    $     15,342
                     2004              --                   --              --

Micro Cap            2005      10,906,940            8,627,241      19,534,181
                     2004       1,931,138            1,955,145       3,886,283

As of October 31, 2005, the components of Distributable Earnings were as follows:

                                 MID CAP      SMALL/MID CAP     MICRO CAP
                                ---------     -------------    ------------
Undistributed Ordinary Income   $ 112,210     $          --    $  7,517,880
Undistributed Long-Term
   Capital Gain                    16,438        16,915,701      21,744,505
Unrealized Appreciation           235,669        20,501,351      20,862,680
Other temporary differences       (41,271)               --              --
                                ---------     -------------    ------------
Total Distributable Earnings    $ 323,046     $  37,417,052    $ 50,125,065
                                =========     =============    ============

During the year ended October 31, 2005, the RHJ Small/Mid Cap Portfolio utilized $19,404 of capital loss carryforwards to offset capital gains.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2006, were as follows:

                     FEDERAL      APPRECIATED     DEPRECIATED    NET UNREALIZED
RHJ FUND            TAX COST       SECURITIES     SECURITIES      APPRECIATION
--------------    -------------   ------------   -------------   --------------
Mid Cap           $   6,003,775   $    733,389   $    (78,129)   $      655,260
Small/Mid Cap       110,909,205     24,825,040     (1,849,955)       22,975,085
Micro Cap           184,557,365     34,681,055     (5,070,160)       29,610,895

8. OTHER:

At April 30, 2006, the percentage of total shares outstanding held by shareholders for each Fund, which comprised of an omnibus account that was held on behalf of several individual shareholders was as follows:

                                   NO. OF             %
RHJ FUNDS                       SHAREHOLDERS      OWNERSHIP
---------                      --------------     ----------
Mid Cap........................       1              20%
Small/Mid Cap..................       2              25%
Micro Cap......................       2              70%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee has been applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                        RHJ FUNDS


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                          BEGINNING           ENDING                  EXPENSE
                           ACCOUNT           ACCOUNT      ANNUALIZED    PAID
                            VALUE             VALUE        EXPENSE     DURING
                          10/31/05           04/30/06       RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Mid Cap Portfolio         $1,000.00         $1,161.70       1.40%      $7.50
Small/Mid Cap Portfolio    1,000.00          1,139.00       1.01        5.36
Micro Cap Portfolio        1,000.00          1,141.60       1.17        6.21

HYPOTHETICAL 5% RETURN
Mid Cap Portfolio         $1,000.00         $1,017.85       1.40%      $7.00
Small/Mid Cap Portfolio    1,000.00          1,019.79       1.01        5.06
Micro Cap Portfolio        1,000.00          1,018.99       1.17        5.86
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

                                      NOTES

                            THE RICE HALL JAMES FUNDS
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-474-5669
                                www.rhjfunds.com

                                    ADVISER:
                        Rice Hall James & Associates, LLC
                          600 West Broadway, Suite 1000
                               San Diego, CA 92101

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004




              This information must be preceded or accompanied by a
                   current prospectus for the Funds described.


RHJ-SA-001-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.


THE ADVISORS' INNER CIRCLE FUND                                      RHJ MICRO CAP PORTFOLIO
                                                                  April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 88.1%
                                                                   Shares          Value
                                                              --------------   --------------
CONSUMER DISCRETIONARY -- 15.6%
    AFC Enterprises ......................................            156,400   $  2,170,832
    America's Car-Mart* ..................................             89,450      1,820,308
    California Pizza Kitchen* ............................             57,400      1,813,840
    Charles & Colvard ....................................            208,829      2,466,270
    Denny's* .............................................            450,300      2,219,979
    Gymboree* ............................................             88,800      2,671,104
    Helen of Troy* .......................................            114,000      2,355,240
    Keystone Automotive Industries* ......................             59,800      2,469,740
    Kona Grill* ..........................................            104,100      1,184,658
    Progressive Gaming International* ....................            372,100      4,052,169
    Restoration Hardware* ................................            364,100      2,494,085
    Rubio's Restaurants* .................................             74,800        686,365
    Source Interlink* ....................................            174,400      1,888,752
    Steak N Shake* .......................................             93,200      1,781,052
    Trump Entertainment Resorts* .........................            109,200      2,086,812
    Wet Seal, Cl A* ......................................            287,000      1,650,250
                                                                                ------------
                                                                                  33,811,456
                                                                                ------------
ENERGY -- 6.0%
    Edge Petroleum* ......................................            175,700      4,060,427
    Input/Output* ........................................            216,400      2,181,312
    Petroquest Energy* ...................................            440,600      5,212,298
    Warrior Energy Service* ..............................             54,090      1,622,700
                                                                                ------------
                                                                                  13,076,737
                                                                                ------------
FINANCIALS -- 5.5%
    ACE Cash Express* ....................................             83,900      2,265,300
    Clayton Holdings* ....................................             43,369        935,469
    Columbia Bancorp .....................................             45,072      1,002,852
    Franklin* ............................................             52,700      1,022,907
    ITLA Capital* ........................................             15,700        803,840
    KMG America* .........................................            169,900      1,539,294
    Placer Sierra Bancshares .............................             69,600      1,847,880
    Trico Bancshares .....................................             43,000      1,173,470
    ZipRealty* ...........................................            155,300      1,349,557
                                                                                ------------
                                                                                  11,940,569
                                                                                ------------
HEALTH CARE -- 10.2%
    Akorn* ...............................................            506,769      2,660,537
    Allied Healthcare International* .....................            343,000      1,598,380
    AMN Healthcare Services* .............................             83,900      1,612,558
    Cholestech* ..........................................             88,428      1,130,110
    LHC Group* ...........................................            129,200      2,248,080
    Matrixx Initiatives* .................................             89,000      1,448,920
    Merge Technologies* ..................................            195,100      2,466,064
    Pharmion* ............................................            148,600      2,876,896
    Providence Service* ..................................             96,400      3,019,248
    Radiation Therapy Services* ..........................             50,900      1,300,495
    TLC Vision* ..........................................            256,100      1,674,868
                                                                                ------------
                                                                                  22,036,156
                                                                                ------------




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        1

THE ADVISORS' INNER CIRCLE FUND                                      RHJ MICRO CAP PORTFOLIO
                                                                  April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------

COMMON STOCK -- continued
                                                                   Shares          Value
                                                              --------------   --------------
INDUSTRIALS -- 20.0%
    American Ecology .....................................             76,300   $  2,041,025
    Cherokee International* ..............................             96,968        622,535
    Comfort Systems USA ..................................            118,800      1,812,888
    CRA International* ...................................             42,800      2,086,928
    FirstService* ........................................             45,600      1,137,264
    Flanders* ............................................            287,360      2,977,050
    Healthcare Services Group ............................             68,200      1,456,070
    Hudson Highland Group* ...............................            138,500      2,790,775
    KVH Industries* ......................................            199,200      2,151,360
    LECG* ................................................             85,000      1,571,650
    Mastec* ..............................................            238,300      2,938,239
    Monaco Coach .........................................             83,300      1,159,536
    Nanometrics* .........................................            113,100      1,558,518
    Old Dominion Freight Line* ...........................             59,050      1,901,410
    Orbital Sciences* ....................................            265,700      4,158,205
    PeopleSupport* .......................................            207,900      2,233,885
    Power-One* ...........................................            418,900      2,953,245
    RBC Bearings* ........................................             61,245      1,450,894
    Rush Enterprises, Cl A* ..............................             77,391      1,475,846
    Standard Parking* ....................................             75,300      2,034,606
    Trex* ................................................             69,000      2,061,720
    WCA Waste* ...........................................            106,700        792,781
                                                                                ------------
                                                                                  43,366,430
                                                                                ------------
INFORMATION TECHNOLOGY -- 29.2%
    Advanced Digital Information* ........................            354,700      3,011,403
    Answerthink* .........................................            679,777      3,969,898
    Bottomline Technologies* .............................            128,400      1,511,268
    Carreker* ............................................            194,200      1,219,576
    Comtech Group* .......................................            204,800      2,654,208
    CTS ..................................................            167,800      2,367,658
    Cybersource* .........................................            105,200        982,568
    Directed Electronics* ................................            106,600      1,742,910
    DTS* .................................................            113,300      2,125,508
    eCollege.com* ........................................            137,400      2,919,750
    EFJ* .................................................            175,200      1,790,544
    Essex* ...............................................            166,300      3,547,179
    Forrester Research* ..................................             58,769      1,439,840
    HMS Holdings* ........................................            255,800      2,192,206
    Hypercom* ............................................            176,100      1,598,988
    i2 Technologies* .....................................            124,000      2,171,240
    Innovex* .............................................            285,100      1,536,689
    International DisplayWorks* ..........................            333,800      1,875,956
    Magma Design Automation* .............................            185,500      1,406,090
    Measurement Specialties* .............................             38,500      1,010,625
    NIC* .................................................            285,900      1,758,285
    OpenTV, Cl A* ........................................             95,476        274,971
    Phoenix Technologies* ................................            577,100      3,364,493
    PLATO Learning* ......................................            119,100      1,191,000
    Quantum-DLT & Storage* ...............................          1,222,300      4,180,266
    Seachange International* .............................            304,307      2,047,986
    SonicWALL* ...........................................            271,332      2,303,609
    Spectralink ..........................................            165,600      1,975,608
    Stratasys* ...........................................             51,000      1,670,250
    Website Pros* ........................................            136,400      1,554,960

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        2

THE ADVISORS' INNER CIRCLE FUND                                      RHJ MICRO CAP PORTFOLIO
                                                                  April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------

COMMON STOCK -- continued
                                                                   Shares          Value
                                                              --------------   --------------
INFORMATION TECHNOLOGY -- continued
    Youbet.com* ..........................................            390,664   $ 2,027,546
                                                                                ------------
                                                                                  63,423,078
                                                                                ------------
MATERIALS -- 0.9%
    Landec* ..............................................            141,000      1,232,340
    Lesco* ...............................................             45,501        758,047
                                                                                ------------
                                                                                   1,990,387
                                                                                ------------
MISCELLANEOUS -- 0.7%
    Sunterra* ............................................            122,500      1,632,925
                                                                                ------------

     Total Common Stock
          (Cost $161,681,241).............................                       191,277,738
                                                                                ------------
RIGHTS -- 0.0%
    Hoenig Group Escrow Receipt(A)........................             62,600         14,398
                                                                                ------------
SHORT-TERM INVESTMENTS -- 10.5%
CASH EQUIVALENTS -- 10.5%
    HighMark 100% U.S. Treasury Money Market Fund, 4.19% (B)        2,165,964      2,165,964
    HighMark Diversified Money Market Fund Fiduciary Shares,
    4.49% (B) ............................................          8,663,858      8,663,858
    HighMark U.S. Government Money Market Fund Fiduciary
    Shares, 4.32% (B) ....................................          8,663,858      8,663,858
    Union Bank of California Money Market Fund, 4.10% (C)           3,382,444      3,382,444
                                                                                ------------
                                                                                  22,876,124
                                                                                ------------

     Total Short-Term Investments
          (Cost $22,876,124)..............................                        22,876,124
                                                                                ------------

     Total Investments -- 98.6%
          (Cost $184,557,365).............................                       214,168,260
                                                                                ------------
OTHER ASSETS AND LIABILITIES -- 1.4%
    Payable for Investment Securities Purchased...........                        (2,389,658)
    Investment Advisory Fees Payable......................                          (132,463)
    Payable for Capital Shares Redeemed...................                           (24,708)
    Administration Fees Payable...........................                           (20,146)
    Chief Compliance Officer Fees Payable (1)  ...........                            (4,925)
    Trustees' Fees Payable................................                            (3,955)
    Other Assets and Liabilities, Net.....................                         5,616,499
                                                                                ------------
    TOTAL OTHER ASSETS AND LIABILITIES ...................                         3,040,644
                                                                                ------------
    NET ASSETS -- 100.0% .................................                      $217,208,904
                                                                                ============
NET ASSETS
    Paid in Capital.......................................                       169,444,300
    Accumulated net investment loss.......................                          (696,491)
    Accumulated net realized gain on investments..........                        18,850,200
    Net unrealized appreciation on investments............                        29,610,895
                                                                                ------------
    NET ASSETS --  100.0% ................................                      $217,208,904
                                                                                ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                        3


THE ADVISORS' INNER CIRCLE FUND                                      RHJ MICRO CAP PORTFOLIO
                                                                  April 30, 2006 (Unaudited)
--------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest
    (unlimited authorization -- no par value)..............                       10,235,586
                                                                                ============
Net Asset Value, Offering and Redemption Price Per Share -
Institutional Class.........................................                    $      21.22
                                                                                ============

    * Non-Income Producing Security
  (A) Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such security as of April 30, 2006 was $14,398 and represented 0.01% of net assets.
  (B) Rate shown is the 7-day effective yield as of April 30, 2006.
  (C) Rate shown is the 7-day simple  yield as of April 30, 2006.
  (1) See Note 3 in Notes to Financial Statements



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 21, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 21, 2006

* Print the name and title of each signing officer under his or her signature.